EARNINGS PER SHARE - Narratives (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
EARNINGS PER SHARE
Basic weighted average number of shares	9,177	9,234
Dilutive shares	27	30
Weighted average number of shares held by employee benefit trust during the period	(4)